ACCRUED LIABILITIES AND OTHERS (Tables)	9 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED LIABILITIES AND OTHERS

	(Audited) As of December 31, 2023 ($)	(Audited) As of March 31, 2023 ($)	(Unaudited) As of December 31, 2022 ($)
Compensation and other contributions	18,170	15,193	11,858
Other current liability	26,679	37,485	28,544
Advance from customers	2,740	2,893	2,444
Total - Current	47,589	55,571	42,846
Other current liability – Non-Current	300,000	-	-